Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of operating segments
For the year ended December
 31, 2020

	Capital market solutions HK$	Strategic investment HK$	Total HK$

Segment revenue (Note 5)
Revenue
—from contract with customers	607,263,125	—	607,263,125
—others	—	511,277,048	511,277,048

	607,263,125	511,277,048	1,118,540,173

Segment results	565,271,220	511,277,048	1,076,548,268

Unallocated other income			111,867,468
Unallocated finance costs			(21,510,079)
Unallocated net changes in fair value on derivative financial liability			7,765,148
Corporate and other unallocated expenses			(173,250,588)

Profit before tax			1,001,420,217

Other segment information
Depreciation			30,374
Capital expenditure			110,734

For the year ended December
 31, 2021

	Capital market solutions	Strategic investment	Total
	HK$	HK$	HK$

Segment revenue (Note 5)
Revenue
—from contract with customers	680,477,636	—	680,477,636
—others	—	717,366,581	717,366,581

	680,477,636	717,366,581	1,397,844,217

Segment results	658,504,447	717,366,581	1,375,871,028

Unallocated other income			125,538,171
Unallocated finance costs			(12,825,923)
Corporate and other unallocated expenses			(157,406,721)

Profit before tax			1,331,176,555

Other segment information
Depreciation			44,226

For the year ended December
 31, 2022

	Capital market solutions	Digital solutions and other services	Fashion and luxury media advertising and marketing services	Strategic investment	Total
	HK$	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from contract with customers	581,932,693	183,572,996	59,679,071	—	825,184,760
—others	—	—	—	546,696,252	546,696,252

	581,932,693	183,572,996	59,679,071	546,696,252	1,371,881,012

Segment results	564,982,684	166,805,327	21,337,768	546,696,252	1,299,822,031

Unallocated other income					141,461,546
Unallocated other gain					153,487,985
Unallocated finance costs					(6,729,278)
Unallocated net changes in fair value on derivative financial liability					13,347,266
Corporate and other unallocated expenses					(239,691,077)

Profit before tax					1,361,698,473

Other segment information
Depreciation and amortization					5,784,258

Summary of segment assets and liabilities
Segment assets and liabilities

	December 31, 2021	December 31, 2022
	HK$	HK$
Segment assets
Capital market solutions	237,529,210	81,323,982
Digital solutions and other services	—	184,735,467
Fashion and luxury media advertising and marketing services	—	731,083,960
Strategic investment	3,755,921,604	2,966,329,496

Total segment assets	3,993,450,814	3,963,472,905
Unallocated corporate assets	2,693,387,229	4,307,818,867

Total assets	6,686,838,043	8,271,291,772

Segment liabilities
Capital market solutions	155,651,880	—
Digital solutions and other services	—	18,117,399
Fashion and luxury media advertising and marketing services	—	181,455,718

Total segment liabilities	155,651,880	199,573,117
Unallocated corporate liabilities	742,312,989	255,090,510

Total liabilities	897,964,869	454,663,627

Summary of group's revenue from external customers by geographical areas
The following table sets forth the Group’s revenue from contract with customers by geographical areas based on the location of the customers:
For the year ended December 31, 2020

Capital market solutions HK$

China (including Hong Kong)	590,441,983
Others	16,821,142

607,263,125

For the year ended December 31, 2021

Capital market solutions HK$

China (including Hong Kong)	676,711,632
Others	3,766,004

680,477,636

For the year ended December 31, 2022

	Capital markets solutions	Digital solutions and other services	Fashion and luxury media advertising and marketing services	Total
	HK$	HK$	HK$	HK$

China (including Hong Kong)	581,932,693	182,111,835	23,862,618	787,907,146
Europe	—	—	18,030,423	18,030,423
America	—	—	9,411,504	9,411,504
Others	—	1,461,161	8,374,526	9,835,687

	581,932,693	183,572,996	59,679,071	825,184,760